Other operating income (expenses), net	12 Months Ended
Jun. 30, 2019
Other Operating Income (Expenses), Net [Abstarct]
Other operating income (expenses), net
22.	Other operating income (expenses), net

	2019	2018	2017
Loss on sale of PPE	(64)	(380)	(479)
Reversal of management fee – Cresca	-	-	(3,318)
Provision for legal claims	383	387	(139)
Alto Taquari Farm	-	-	34
Surplus gain from spin-off (a)	-	5,098	-
Write-off of effect of conversion of joint venture due to spin-off (a)	-	30,616	-
Other (b)	(1,383)	(289)	(2,117)
	(1,064)	35,432	(6,019)

(a)	On February 9, 2018, the Company concluded the spin-off of Cresca, with the portion of assets and liabilities transferred to the wholly-owned subsidiary Agropecuária Moroti S.A. Since the investment was recorded as R$115,478 and the fair value assessed was R$120,576, the Company recorded a gain of R$5,098 in statement of income. Furthermore, R$30,616 held in other comprehensive income that included the effects on the conversion of investment abroad was written off from the statement of income for the year.
(b)	In the year, the Company made donations to institutions in the amount of R$545.